AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Dec. 31, 2024 USD ($) position	Dec. 31, 2023 USD ($) position
Number of Issues
Less than 12 months | position	2,257	1,222
12 months or more | position	867	1,191
Number of Issues | position	3,124	2,413
Gross Unrealized Losses
Less than 12 months	$ (295)	$ (153)
12 months or more	(372)	(582)
Gross Unrealized Losses	(667)	(735)
Fair Value
Less than 12 months	11,700	3,756
12 months or more	5,488	9,443
Fair Value	$ 17,188	$ 13,199
U.S. treasury and government
Number of Issues
Less than 12 months | position	6	10
12 months or more | position	19	29
Number of Issues | position	25	39
Gross Unrealized Losses
Less than 12 months	$ (7)	$ 0
12 months or more	(36)	(36)
Gross Unrealized Losses	(43)	(36)
Fair Value
Less than 12 months	54	29
12 months or more	87	92
Fair Value	$ 141	$ 121
U.S. states and political subdivisions
Number of Issues
Less than 12 months | position	174	208
12 months or more | position	190	106
Number of Issues | position	364	314
Gross Unrealized Losses
Less than 12 months	$ (20)	$ (3)
12 months or more	(10)	(14)
Gross Unrealized Losses	(30)	(17)
Fair Value
Less than 12 months	851	217
12 months or more	280	288
Fair Value	$ 1,131	$ 505
Foreign governments
Number of Issues
Less than 12 months | position	30	24
12 months or more | position	28	25
Number of Issues | position	58	49
Gross Unrealized Losses
Less than 12 months	$ (38)	$ (3)
12 months or more	(13)	(13)
Gross Unrealized Losses	(51)	(16)
Fair Value
Less than 12 months	1,520	129
12 months or more	49	56
Fair Value	$ 1,569	$ 185
Corporate debt securities
Number of Issues
Less than 12 months | position	1,669	863
12 months or more | position	590	917
Number of Issues | position	2,259	1,780
Gross Unrealized Losses
Less than 12 months	$ (172)	$ (137)
12 months or more	(305)	(470)
Gross Unrealized Losses	(477)	(607)
Fair Value
Less than 12 months	7,199	3,088
12 months or more	4,949	8,357
Fair Value	$ 12,148	$ 11,445
Residential mortgage-backed securities
Number of Issues
Less than 12 months | position	95	16
12 months or more | position	16	18
Number of Issues | position	111	34
Gross Unrealized Losses
Less than 12 months	$ (4)	$ (1)
12 months or more	(1)	(3)
Gross Unrealized Losses	(5)	(4)
Fair Value
Less than 12 months	227	42
12 months or more	61	64
Fair Value	$ 288	$ 106
Commercial mortgage-backed securities
Number of Issues
Less than 12 months | position	104	32
12 months or more | position	9	55
Number of Issues | position	113	87
Gross Unrealized Losses
Less than 12 months	$ (25)	$ (8)
12 months or more	(5)	(23)
Gross Unrealized Losses	(30)	(31)
Fair Value
Less than 12 months	667	104
12 months or more	27	262
Fair Value	$ 694	$ 366
Collateralized debt securities
Number of Issues
Less than 12 months | position	179	69
12 months or more | position	15	41
Number of Issues | position	194	110
Gross Unrealized Losses
Less than 12 months	$ (29)	$ (1)
12 months or more	(2)	(23)
Gross Unrealized Losses	(31)	(24)
Fair Value
Less than 12 months	1,182	147
12 months or more	35	324
Fair Value	$ 1,217	$ 471